SUBSEQUENT EVENTS (Details Narrative) - USD ($)		12 Months Ended
	Mar. 25, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 15, 2023	Mar. 01, 2023	Mar. 14, 2022
Subsequent Event [Line Items]
Common stock, par value per share		$ 0.001	$ 0.001			$ 1	$ 0.001
Public offering price per share					$ 3.16
Gross proceeds			$ 1,208,568	$ 1,036,811
Subsequent Event [Member]
Subsequent Event [Line Items]
Initial public offering	$ 1,380,000
Common stock, par value per share	$ 0.001
Public offering price per share	$ 4.00
Gross proceeds	$ 5,520,000